Schedule of Investments
September 30, 2023
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–106.43%
Collateralized Mortgage Obligations–5.56%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$100,063	$100,642
Fannie Mae Interest STRIPS,
IO, 7.50%, 01/25/2024 to 01/25/2032(b)	69,824	6,508
6.50%, 10/25/2024 to 02/25/2033(b)	958,045	137,198
7.00%, 02/25/2028(b)	157,928	13,423
8.00%, 05/25/2030(b)	224,219	36,495
6.00%, 02/25/2033 to 09/25/2035(b)(d)	1,282,063	185,741
5.50%, 11/25/2033 to 06/25/2035(b)	592,675	95,447
PO, 0.00%, 09/25/2032(c)	34,458	29,462
Fannie Mae REMICs,
4.00%, 07/25/2024 to 08/25/2047(b)	677,841	395,518
2.50%, 12/25/2025 to 08/25/2049(b)	21,227,572	2,984,718
5.50%, 12/25/2025 to 07/25/2046(b)	322,851	76,635
7.00%, 03/18/2027 to 05/25/2033(b)	386,339	211,990
6.50%, 10/25/2028 to 05/25/2033(b)	97,693	85,854
6.43% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	309,111	311,459
6.43% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	264,624	267,160
5.93% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	955,899	940,264
5.93% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	29,637	29,390
5.83% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	167,673	164,703
5.77% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	690,966	679,537
5.78% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	510,364	503,555
4.66% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	118,103	128,512
4.29% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	150,244	160,656
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	583,943	585,813
5.88% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	341,119	331,980
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
6.61%, 06/25/2039(a)	$301,225	$307,491
5.00%, 04/25/2040	114,747	113,031
2.00%, 05/25/2044 to 03/25/2051(b)	6,418,789	978,382
IO, 3.00%, 10/25/2026 to 07/25/2045(b)	6,579,024	3,758,910
8.00%, 08/18/2027 to 09/18/2027(b)	120,540	10,581
0.75%, 10/25/2031(b)	2,788	45
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	534,191	30,575
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	66,629	5,781
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	50,188	3,281
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	43,857	3,450
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	105,167	8,817
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	141,893	13,262
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	226,598	13,885
2.37% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	46,019	4,261
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	305,499	29,693
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	190,588	14,093
2.82% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	251,425	30,197
6.00%, 05/25/2033(b)	14,746	2,299
0.62% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	735,727	33,891
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	42,076	2,297
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	155,858	6,946

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.50%, 08/25/2035 to 08/25/2042(b)	$1,366,650	$155,856
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	127,924	7,968
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	380,572	30,555
4.50%, 02/25/2043(b)	304,826	42,832
0.47% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,584,212	88,059
, 02/25/2056(d)	4,320,376	229,785
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(d)	207,308,996	544,228
Series KC03, Class X1, IO, 0.63%, 11/25/2024(d)	20,836,837	92,343
Series K051, Class X1, IO, 0.63%, 09/25/2025(d)	55,635,215	447,563
Series K734, Class X1, IO, 0.78%, 02/25/2026(d)	16,566,116	186,993
Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	15,480,455	303,600
Series K093, Class X1, IO, 1.08%, 05/25/2029(d)	12,800,689	529,544
Series Q004, Class AFL, 5.54% (12 mo. MTA Rate + 0.74%), 05/25/2044(e)	352,235	352,160
Freddie Mac REMICs,
2.00%, 12/15/2023	45,180	44,843
4.26% (COFI 11 + 1.37%), 03/15/2024(e)	8,111	8,108
4.00%, 10/15/2024 to 03/15/2045(b)	207,910	125,907
3.50%, 11/15/2025 to 05/15/2032	527,027	499,597
3.00%, 07/15/2026 to 05/15/2040(b)	3,182,544	283,321
1.50%, 08/15/2027	5,999,314	5,508,312
6.95%, 03/15/2028	86,871	87,228
6.50%, 08/15/2028 to 03/15/2032	956,295	955,117
6.00%, 01/15/2029 to 04/15/2029	148,191	147,881
6.03% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	72,860	72,739
5.78% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	75,156	74,525
6.33% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	86,723	86,698
5.83% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	124,368	123,391
6.08% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	21,329	21,276
8.00%, 03/15/2030	36,125	37,195
6.38% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	71,615	72,261
5.93% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	215,926	214,144
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
6.43% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	$146,426	$147,573
5.98% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	459,543	450,638
4.85% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	20,502	22,658
5.73% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	1,117,563	1,092,640
5.88% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	65,752	64,490
4.83% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	101,095	98,923
IO, 0.57% (6.00% - (30 Day Average SOFR + 0.11%)), 03/15/2024 to 04/15/2038(b)(e)	61,935	1,803
2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	11,111	211
2.50%, 09/15/2027 to 09/25/2048(b)	10,088,443	1,928,486
3.27% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	3,725	29
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	129,497	6,437
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	627,546	24,167
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	92,985	3,813
1.29% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	146,920	5,931
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	12,191	962
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	780,355	45,324
, 02/15/2039(d)	1,683,155	95,079
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	198,419	10,101
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	262,854	21,078
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,803,736
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	$277,819	$12,780
3.27%, 12/15/2027(d)	72,148	2,963
6.50%, 02/01/2028(b)	18,093	1,655
7.00%, 09/01/2029(b)	181,710	22,961
7.50%, 12/15/2029(b)	13,545	1,851
8.00%, 06/15/2031(b)	336,491	59,467
6.00%, 12/15/2032(b)	69,228	8,328
0.00%, 12/01/2031 to 03/01/2032(c)	180,536	154,746
5.93% (30 Day Average SOFR + 0.61%), 05/15/2036(e)	505,012	497,838
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,194,982	1,194,229
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	239,178	205,838
		33,194,592
Federal Home Loan Mortgage Corp. (FHLMC)–27.66%
5.50%, 01/01/2024 to 05/01/2053	30,723,845	29,776,267
6.00%, 07/01/2024 to 10/01/2029	152,025	151,185
9.00%, 01/01/2025 to 05/01/2025	1,736	1,745
6.50%, 07/01/2028 to 04/01/2034	366,799	370,278
2.50%, 02/01/2031 to 04/01/2052	44,772,372	36,017,242
8.50%, 03/01/2031 to 08/01/2031	91,450	94,729
7.00%, 10/01/2031 to 10/01/2037	146,292	151,112
7.50%, 01/01/2032 to 08/01/2037	3,878,702	3,978,953
3.00%, 02/01/2032 to 05/01/2050	30,352,647	26,161,904
8.00%, 08/01/2032	53,526	55,054
5.00%, 01/01/2037 to 07/01/2052	8,861,703	8,434,628
4.50%, 05/01/2038 to 07/01/2052	16,404,320	15,248,503
5.35%, 07/01/2038 to 10/17/2038	1,012,494	993,461
5.45%, 11/25/2038	1,008,085	997,422
5.80%, 01/20/2039	428,017	419,691
4.00%, 06/01/2042 to 07/01/2049	16,688,131	15,220,891
3.50%, 09/01/2045 to 05/01/2050	17,212,762	15,098,859
2.00%, 01/01/2052	10,648,405	8,207,362
Series 43, Class PH, 6.50%, 10/17/2024	2,639	2,632
ARM, 3.33%, 11/01/2048(f)	4,023,910	3,932,051
		165,313,969
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–39.63%
6.50%, 10/01/2023 to 11/01/2038	$1,747,602	$1,768,220
5.50%, 01/01/2024 to 04/01/2038	2,565,901	2,536,977
6.00%, 04/01/2024 to 05/01/2040	1,347,623	1,354,430
5.00%, 03/01/2025 to 01/01/2053	8,702,302	8,290,209
4.50%, 07/01/2025 to 07/01/2044	3,532,467	3,341,291
7.50%, 02/01/2027 to 08/01/2037	1,527,028	1,558,243
3.00%, 02/01/2029 to 01/01/2052	58,874,231	50,529,113
7.00%, 04/01/2029 to 01/01/2036	1,096,884	1,108,673
9.50%, 04/01/2030	2,599	2,624
5.63%, 08/01/2032	55,327	54,470
8.50%, 10/01/2032	129,718	135,391
8.00%, 04/01/2033	127,554	132,299
3.50%, 11/01/2034 to 05/01/2050	41,204,707	37,026,624
2.50%, 03/01/2035 to 11/01/2051	47,148,906	38,180,815
2.00%, 09/01/2035 to 03/01/2052	70,522,857	56,015,350
5.45%, 01/01/2038	235,263	231,662
4.00%, 02/01/2042 to 03/01/2050	33,622,071	30,619,425
ARM, 3.06% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	4,011,569	3,930,368
		236,816,184
Government National Mortgage Association (GNMA)–23.32%
6.50%, 01/15/2024 to 10/15/2028	16,472	16,615
7.00%, 01/15/2024 to 01/20/2030	132,273	131,863
3.00%, 12/16/2025 to 02/20/2050	2,684,803	2,298,439
6.00%, 06/15/2028 to 04/20/2029	53,430	53,162
7.50%, 06/15/2028 to 08/15/2028	90,058	89,995
8.00%, 09/15/2028	2,782	2,778
5.50%, 05/15/2033 to 10/15/2034	247,253	242,169
7.06%, 11/20/2033(a)	627,979	641,383
5.00%, 11/20/2037	282,338	274,833
5.89%, 01/20/2039(a)	691,177	693,350
4.52%, 07/20/2041(a)	758,832	720,323
3.16%, 09/20/2041	539,510	518,658
3.71% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	408,102	395,850
3.50%, 05/20/2046 to 06/20/2050	11,258,685	10,007,223
4.00%, 02/20/2048 to 03/20/2050	3,912,460	3,533,840
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
IO, 1.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	$1,059,336	$46,245
4.50%, 09/16/2047(b)	685,162	108,461
0.75% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	626,853	60,367
TBA, 2.00%, 10/01/2053(g)	4,984,000	3,941,059
2.50%, 10/01/2053(g)	23,848,000	19,494,768
3.00%, 10/01/2053(g)	16,250,000	13,774,414
3.50%, 10/01/2053(g)	3,900,000	3,416,461
4.50%, 10/01/2053(g)	16,000,000	14,781,875
5.00%, 10/01/2053(g)	18,040,000	17,095,719
5.50%, 10/01/2053(g)	14,730,000	14,295,005
6.00%, 10/01/2053(g)	27,300,000	27,052,594
Series 2020-137, Class A, 1.50%, 04/16/2062	7,810,000	5,642,129
		139,329,578
Uniform Mortgage-Backed Securities–10.26%
TBA, 4.00%, 10/01/2038(g)	11,600,000	10,950,672
2.00%, 10/01/2053(g)	28,779,000	21,896,772
2.50%, 10/01/2053(g)	6,055,000	4,806,855
4.50%, 10/01/2053(g)	7,600,000	6,978,344
5.00%, 10/01/2053(g)	10,680,000	10,076,747
6.00%, 10/01/2053(g)	6,700,000	6,612,586
		61,321,976
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $727,974,447)		635,976,299
Commercial Paper–9.48%
Diversified Banks–9.48%
BNP Paribas S.A. (France), 0.00%, 02/08/2024	8,000,000	7,839,576
BPCE S.A. (France), 0.00%, 11/15/2023(h)	20,000,000	19,869,000
Societe Generale S.A. (France), 0.00%, 11/15/2023(h)	15,000,000	14,900,438
Toronto-Dominion Bank (The) (Canada), 5.94% (SOFR + 0.62%), 04/26/2024(e)(h)	14,000,000	14,015,324
Total Commercial Paper (Cost $56,621,815)		56,624,338

Asset-Backed Securities–6.19%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	152,296	129,964
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.61%, 03/25/2045(a)(h)	1,341,088	1,197,883
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	23,010	19,484
Series 2006-A, Class 1A1, 4.76%, 02/20/2036(a)	168,845	156,031
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 4.24%, 03/25/2035(a)	$596,174	$533,074
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(d)	12,668,145	229,910
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(a)(h)	2,929,194	2,472,455
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(d)	6,602,009	152,544
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(h)	1,447,889	1,222,695
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(h)	1,084,550	922,961
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	13,368	11,585
Series 2007-A2, Class 2A1, 4.92%, 06/25/2035(a)	183,665	178,128
Series 2007-A2, Class 2A4, 4.92%, 06/25/2035(a)	169,667	163,768
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.97%, 11/10/2046(d)	2,074,996	99
Series 2017-C4, Class XA, IO, 1.17%, 10/12/2050(d)	17,061,930	500,676
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 5.91%, 08/25/2034(a)	41,291	38,062
Series 2005-11, Class A2A, 7.78% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	456,609	422,608
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	10,559	9,895
COMM Mortgage Trust, Series 2015-CR24, Class XA, IO, 0.83%, 08/10/2048(d)	33,573,260	324,647
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(h)	726,040	677,997
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 5.97% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	138,043	123,275
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(a)(h)	1,205,722	1,124,218
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(h)	306,868	266,896
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 4.75%, 06/25/2034(a)	283,218	270,680
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.05%, 06/27/2037(a)(h)	1,403,908	1,225,670
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(h)	285,311	249,672
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(a)	$611,355	$551,929
GSAA Home Equity Trust, Series 2007-7, Class A4, 5.97% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	21,287	19,512
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	158,550	142,873
Series 2005-AR4, Class 6A1, 4.74%, 07/25/2035(a)	82,929	75,261
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.85% (1 mo. Term SOFR + 1.51%), 01/17/2038(e)(h)	4,228,805	4,221,057
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 4.55%, 02/25/2035(a)	372,679	349,433
Series 2005-A3, Class 6A5, 4.44%, 06/25/2035(a)	180,145	176,892
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(h)	555,144	500,293
Series 2017-5, Class A1, 3.54%, 10/26/2048(a)(h)	338,860	332,289
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(h)	140,168	122,431
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(h)	558,905	491,219
Luminent Mortgage Trust, Series 2006-1, Class A1, 6.15% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	29,843	24,656
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 5.13%, 04/21/2034(a)	98,260	94,131
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	210,731	193,473
Series 2005-A, Class A1, 5.89% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	216,569	199,105
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(d)	5,419,099	159,213
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(h)	2,500,000	2,340,165
Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A2, 5.97% (1 mo. Term SOFR + 0.65%), 02/25/2046(e)	40,763	8,290
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	27,186	19,883
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(h)	5,422,311	4,012,618
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(h)	6,842,364	5,525,689
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(h)	368,500	334,376
Principal Amount		Value

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 5.73% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	$223,025	$192,065
Series 2004-20, Class 3A1, 4.14%, 01/25/2035(a)	43,775	43,014
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 5.89% (1 mo. Term SOFR + 0.57%), 05/25/2045(e)	429,636	381,836
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	15,614	15,314
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(d)	10,090,143	275,601
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(d)	3,328,797	3
Series 2001-3, Class IO, 0.00%, 10/15/2031(d)	1,741,962	2
Series 2002-2, Class IO, 0.00%, 01/15/2032(d)	4,849,144	82
Series 2002-3, Class IO, 0.24%, 08/15/2032(d)	5,535,533	25,629
Series 2003-1, Class IO, 0.05%, 11/15/2032(d)	9,103,154	16,469
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(a)(h)	789,160	758,649
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.69%, 10/25/2033(a)	122,112	114,261
Series 2007-HY2, Class 2A1, 4.57%, 11/25/2036(a)	41,782	37,414
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(d)	9,016,476	262,198
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(h)	2,842,000	2,369,398
Total Asset-Backed Securities (Cost $43,769,830)		37,011,600

Agency Credit Risk Transfer Notes–3.81%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.41% (30 Day Average SOFR + 2.10%), 03/25/2042(e)(h)	4,081,528	4,131,150
Series 2022-R06, Class 1M1, 8.06% (30 Day Average SOFR + 2.75%), 05/25/2042(e)(h)	3,213,059	3,295,103
Series 2023-R02, Class 1M2, 8.66% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(h)	5,550,000	5,762,413
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Freddie Mac,
Series 2022-DNA4, Class M1B, STACR®, 8.66% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(h)	$4,615,000	$4,793,538
Series 2022-HQA3, Class M1, STACR®, 7.61% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(h)	4,726,753	4,803,768
Total Agency Credit Risk Transfer Notes (Cost $22,318,315)		22,785,972
Certificates of Deposit–1.68%
Diversified Banks–1.68%
Wells Fargo Bank N.A., 5.83% (SOFR + 0.50%), 01/19/2024(e) (Cost $10,000,000)	10,000,000	10,007,921
	Principal Amount	Value
U.S. Treasury Securities–0.22%
U.S. Treasury Bills–0.22%
4.75% - 4.78%, 04/18/2024 (Cost $1,345,895)(i)(j)	$1,381,000	$1,340,911
	Shares
Money Market Funds–1.83%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(k)(l) (Cost $10,934,992)	10,934,992	10,934,992
TOTAL INVESTMENTS IN SECURITIES–129.64% (Cost $872,965,294)		774,682,033
OTHER ASSETS LESS LIABILITIES—(29.64)%		(177,121,104)
NET ASSETS–100.00%		$597,560,929
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2023.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $101,939,365, which represented 17.06% of the Fund’s Net Assets.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,552,417	$121,259,201	$(126,876,626)	$-	$-	$10,934,992	$325,587

(l)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	104	December-2023	$11,602,500	$(367,860)	$(367,860)
U.S. Treasury Long Bonds	128	December-2023	14,564,000	(795,373)	(795,373)
U.S. Treasury Ultra Bonds	10	December-2023	1,186,875	(90,624)	(90,624)
Subtotal—Long Futures Contracts				(1,253,857)	(1,253,857)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	115	December-2023	(23,311,758)	(14,238)	(14,238)
U.S. Treasury 5 Year Notes	458	December-2023	(48,254,594)	183,011	183,011
U.S. Treasury 10 Year Notes	37	December-2023	(3,998,312)	(18,425)	(18,425)
Subtotal—Short Futures Contracts				150,348	150,348
Total Futures Contracts				$(1,103,509)	$(1,103,509)

(a)	Futures contracts collateralized by $1,011,596 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$635,976,299	$—	$635,976,299
Commercial Paper	—	56,624,338	—	56,624,338
Asset-Backed Securities	—	37,011,600	—	37,011,600
Agency Credit Risk Transfer Notes	—	22,785,972	—	22,785,972
Certificate of Deposit	—	10,007,921	—	10,007,921
U.S. Treasury Securities	—	1,340,911	—	1,340,911
Money Market Funds	10,934,992	—	—	10,934,992
Total Investments in Securities	10,934,992	763,747,041	—	774,682,033
Other Investments - Assets*
Futures Contracts	183,011	—	—	183,011
Other Investments - Liabilities*
Futures Contracts	(1,286,520)	—	—	(1,286,520)
Total Other Investments	(1,103,509)	—	—	(1,103,509)
Total Investments	$9,831,483	$763,747,041	$—	$773,578,524

*	Unrealized appreciation (depreciation).
Invesco Quality Income Fund